******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-22543
Reporting Period: 07/01/2022 - 06/30/2023
KKR Income Opportunities Fund


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number (811-22543)


KKR Income Opportunities Fund
(Exact name of registrant as specified in charter)

KKR Credit Advisors (US) LLC
555 California Street, 50th Floor
San Francisco, California 94104
(Address of principal executive offices) (Zip code)


Lori Hoffman
555 California Street, 50th Floor
San Francisco, CA 94104
(Name and address of agent for service)


Registrant's telephone number, including area code: (415) 315-3620

Date of fiscal year end:   October 31

Date of reporting period: July 1, 2022 to June 30, 2023


==================== KKR Income Opportunities Fund ====================


HILTON GRAND VACATIONS INC.

Ticker:       HGV            Security ID:  43283X105
Meeting Date: MAY 03, 2023   Meeting Type: Annual
Record Date:  MAR 10, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark D. Wang             For       Did Not Vote Management
1.2   Elect Director Leonard A. Potter        For       Did Not Vote Management
1.3   Elect Director Brenda J. Bacon          For       Did Not Vote Management
1.4   Elect Director David W. Johnson         For       Did Not Vote Management
1.5   Elect Director Mark H. Lazarus          For       Did Not Vote Management
1.6   Elect Director Pamela H. Patsley        For       Did Not Vote Management
1.7   Elect Director David Sambur             For       Did Not Vote Management
1.8   Elect Director Alex van Hoek            For       Did Not Vote Management
1.9   Elect Director Paul W. Whetsell         For       Did Not Vote Management
2     Ratify Ernst & Young LLP as Auditors    For       Did Not Vote Management
3     Approve Omnibus Stock Plan              For       Did Not Vote Management
4     Advisory Vote to Ratify Named           For       Did Not Vote Management
      Executive Officers' Compensation
5     Advisory Vote on Say on Pay Frequency   One Year  Did Not Vote Management

========== END NPX REPORT


SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) KKR Income Opportunities Fund


By (Signature and Title)* /s/ Eric Mogelof
			  Eric Mogelof
			  President

Date   8/15/23

* Print the name and title of each signing officer under his or her signature.